Applicable laws and regulations	12 Months Ended
Dec. 31, 2022
Applicable laws and regulations
Applicable laws and regulations
33.    Applicable laws and regulations
Liquidity index
Rule No. 2-2018 issued by the Superintendence of Banks of Panama (SBP) establishes that every general license or international license bank must guarantee, with a higher level of confidence, that it is in the position to face its intraday liquidity obligations in a period when liquidity pressure may affect the lending market. For that purpose, the SBP has established a short-term liquidity coverage ratio known as “Liquidity Coverage Ratio or LCR”. This ratio is measured through the quotient of two amounts, the first one corresponds to the high-quality liquid assets and the second one corresponds to the net cash outflows in 30 days.
As of December 31, 2022, and 2021, the minimum LCR to be reported to the SBP was 100% and 80%, respectively. The Bank´s LCR as of December 31, 2022 and 2021 was 167.46% and 199.19%, respectively.
Rule No. 4-2008 issued by the SBP establishes that every general license or international license bank must always maintain, a minimum balance of liquid assets equivalent to 30% of the gross total of its deposits in the Republic of Panama or overseas up to 186 days, counted from the reporting date. The formula is based on the following parameters:

Liquid assets	x 100 = X% (Liquidity index)
Liabilities (Deposits received)
The liquidity index reported by the Bank to the regulator as of December 31, 2022, and 2021, was 100.49% and 80.80%, respectively.
Capital adequacy
The Banking Law in the Republic of Panama and Rules No. 01-2015 and 03-2016 require that the general license banks maintain a total capital adequacy index that shall not be lower, at any time, than 8% of total assets and off-balance sheet irrevocable contingency transactions, weighted according to their risks; and ordinary primary capital that shall not be less than 4.5% of its assets and off-balance sheet transactions that represent an irrevocable contingency, weighted based on their risks; and a primary capital that shall not be less than 6% of its assets and off-balance sheet transactions that represent an irrevocable contingency, weighted based on their risks.
The primary objectives of the Bank’s capital management policy are to ensure that the Bank complies with capital requirements imposed by local regulator and maintains strong credit ratings and healthy capital ratios to support its business and to maximize shareholder value.
The Bank manages its capital structure and adjusts it according to changes in economic conditions and the risk characteristics of its activities. To maintain or adjust the capital structure, the Bank may adjust the amount of dividend payment to shareholders, return capital to shareholders or issue capital securities. No changes have been made to the objectives, policies and processes from the previous periods. However, they are under constant review by the Board.
The information corresponding to the total capital adequacy index is as follows:

	December 31,
	2022	2021
Capital funds	1,072,110	1,013,796
Risk-weighted assets	8,117,913	6,513,267
Capital adequacy index	13.21%	15.57%
Leverage ratio
Article No. 17 of the Rule No. 1-2015 establishes the leverage ratio of a regulated entity by means of the quotient between the ordinary primary capital and the total exposure for non-risk-weighted assets inside and outside the consolidated statement of financial position as established by the SBP. For the determination of the exposure of off-balance-sheet transactions, the criteria established for credit and counterparty credit risk positions will be used. The exposure of the derivatives will be the fair value at which they are recorded in the Bank’s assets.
The leverage ratio cannot be lower, at any time, than 3%. The Bank will inform to SBP as often as the compliance with the leverage ratio is determined.
The table below presents the Bank´s leverage ratio in compliance with Article No.17 of Rule No. 1-2015:

	December 31,
	2022	2021
Ordinary capital	936,092	877,777
Non-risk-weighted assets	9,606,970	8,107,810
Leverage ratio	9.74%	10.83%
Specific provisions
SBP Rule No. 4-2013, modified by Rule No. 8-2014, states that the specific credit provisions are originated from the objective and concrete evidence of impairment. These provisions must be established for credit facilities classified according to the risk categories denominated as: special mention, substandard, doubtful, or unrecoverable, both for individual credit facilities as for a group of such facilities. In the case of a group, it corresponds to circumstances that indicate the existence of deterioration in credit quality, although individual identification is still not possible.
Banks must calculate and maintain at all times the amount of the specific credit provisions determined by the methodology specified in this Rule, which takes into account the balance owed of each credit facility classified in any of the categories subject to provision, mentioned in the paragraph above; the present value of each guarantee available in order to mitigate risk, as established by type of collateral; and a weighting table that applies to the net exposure balance subject to loss of such credit facilities.
Article No. 34 of this Rule establishes that all credits must be classified in the following five (5) categories, according to their default risk and loan conditions, and establishes a minimum reserve for each classification: normal 0%, special mention 20%, substandard 50%, doubtful 80%, and unrecoverable 100%.
If there is an excess in the specific credit provision, calculated in accordance with this Rule, compared to the provision calculated in accordance with IFRS, this excess will be accounted for as a regulatory credit reserve in equity and will increase or decrease with appropriations from/to retained earnings. The balance of the regulatory credit reserve will not be considered as capital funds for calculating certain ratios or prudential indicators mentioned in the Rule.
Based on the classification of risks, collateral and in compliance with SBP Rule No. 4-2013, the Bank classified the loan portfolio as follows:

	December 31, 2022
	Normal	Special Mention	Substandard	Doubtful	Unrecoverable	Total
Loans at amortized cost
Corporations	3,659,018	—	—	—	10,107	3,669,125
Financial institutions:
Private	2,225,385	—	20,000	—	—	2,245,385
State-owned	719,882	—	—	—	—	719,882
	2,945,267	—	20,000	—	—	2,965,267
Sovereign	128,628	—	—	—	—	128,628
Total	6,732,913	—	20,000	—	10,107	6,763,020

Allowance for loan
losses under IFRS (1):	33,639	—	16,141	—	5,420	55,200

	December 31, 2021
	Normal	Special Mention	Substandard	Doubtful	Unrecoverable	Total
Loans at amortized cost
Corporations	2,943,125	68,668	10,593	—	—	3,022,386
Financial institutions:
Private	2,120,762	—	—	—	—	2,120,762
State-owned	567,847	—	—	—	—	567,847
	2,688,609	—	—	—	—	2,688,609
Sovereign	23,610	—	—	—	—	23,610
Total	5,655,344	68,668	10,593	—	—	5,734,605

Allowance for loan
losses IFRS (1):	22,713	13,577	5,186	—	—	41,476

Loans at FVTPL
Financial institutions:
Private	5,313	—	—	—	—	5,313
Total	5,660,657	68,668	10,593	—	—	5,739,918
(1) As of December 31, 2022, and 2021, there is no excess in the specific provision calculated in accordance with Rule No. 8-2014 of the SBP, over the provision calculated in accordance with IFRS.
As of December 31, 2022, and 2021, there are no restructured loans.
Rule No.4-2013 defines as Past Due any credit facility for which payment of contractually agreed amounts present more than thirty (30) days in arrears, up to ninety (90) days; and as Delinquent, any credit facility for which payment of contractually agreed amounts present more than ninety (90) days in arrears, except for single-payment transactions and overdrafts, which will be considered Delinquent when payment exceeds thirty (30) days in arrears from the contractual payment date.
Below is the classification of the loan portfolio by maturity profile based on Rule No. 4-2013 and modified by Rule No. 8-2014:

	December 31, 2022
	Current	Past due	Delinquent	Total
Loans at amortized cost
Corporations	3,659,018	—	10,107	3,669,125
Financial institutions:
Private	2,225,385	20,000	—	2,245,385
State-owned	719,882	—	—	719,882
	2,945,267	20,000	—	2,965,267
Sovereign	128,628	—	—	128,628
Total	6,732,913	20,000	10,107	6,763,020

	December 31, 2021
	Current	Past due	Delinquent	Total
Loans at amortized cost
Corporations	3,022,386	—	—	3,022,386
Financial institutions:
Private	2,120,762	—	—	2,120,762
State-owned	567,847	—	—	567,847
	2,688,609	—	—	2,688,609
Sovereign	23,610	—	—	23,610
	5,734,605	—	—	5,734,605

Loans at FVTPL
Financial institutions:
Private	5,313	—	—	5,313
Total	5,739,918	—	—	5,739,918
In accordance with Rule No. 4-2013, as amended by Rule No. 8-2014, non-accruing loans are presented by category as follows:

	December 31, 2022
	Normal	Special Mention	Substandard	Doubtful	Unrecoverable	Total
Loans at amortized cost
Impaired loans	—	—	20,000	—	10,107	30,107
Total	—	—	20,000	—	10,107	30,107

	December 31, 2021
	Normal	Special Mention	Substandard	Doubtful	Unrecoverable	Total
Loans at amortized cost
Impaired loans	—	—	10,593	—	—	10,593
Total	—	—	10,593	—	—	10,593

	December 31,
	2022	2021
Non-accruing loans:
Private corporations	30,107	10,593

Interest that would be reversed if the loans had been classified as non-accruing loans	1,173	598
As of December 31, 2022, and 2021, there was no interest income collected on loans in non-accrual status.
Credit risk coverage - dynamic provision
The SBP by means of Rule No. 4-2013, establishes the compulsory constitution of a dynamic provision in addition to the specific credit provision as part of the total provisions for the credit risk coverage.
The dynamic provision is an equity item associated to the regulatory capital but does not replace or offset the capital adequacy requirements established by the SBP.
Methodology for the constitution of the regulatory credit reserve

The SBP by means of the General Resolution of Board of Directors SBP-GJD-0003-2013 of July 9, 2013, establishes the accounting methodology for differences that arise between the application of IFRS and the application of prudential regulations issued by the SBP; as well as the additional disclosures required to be included in the notes to the consolidated financial statements.
The parameters established in this methodology are the following:
–The calculations of accounting balances in accordance with IFRS and the prudential standards issued by the SBP will be carried out and the respective figures will be compared.
–When the calculation made in accordance with IFRS results in a higher reserve or provision for the bank compared to the one resulting from the use of the prudential standards issued by the SBP, the Bank will account the IFRS figures.
–When the impact of the use of prudential standards results in a higher reserve or provision for the Bank, the effect of the application of IFRS will be recognized in profit or loss, and the difference between IFRS calculation compared to the prudential standards calculation will be appropriated from retained earnings as a regulatory credit reserve. If the Bank does not have sufficient retained earnings, the difference will be presented as an accumulated deficit account.
–The regulatory credit reserve mentioned in paragraph 3 of this Rule may not be reversed against retained earnings as long as there are differences between IFRS and the prudential standards.
Considering that the Bank presents its consolidated financial statements under IFRS, specifically for its expected credit reserves under IFRS 9, the line "Regulatory credit reserve" established by the SBP has been used to present the difference between the application of the accounting standard used and the prudential regulations of the SBP to comply with the requirements of Rule No. 4-2013.
As of December 31, 2022, and 2021, the total amount of the dynamic provision calculated according to the guidelines of Rule No. 4-2013 of the SBP is $136 million for both years, appropriated from retained earnings for purposes of compliance with local regulatory requirements. This allocation is restricted for dividend distribution purposes.
Capital reserve
In addition to capital reserves required by regulations, the Bank maintains a capital reserve of $95.2 million, which was voluntarily established. Pursuant to Article No. 69 of the Banking Law, reduction of capital reserves requires prior approval of SBP.